Note 5 - Bilboes	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of Bilboes [text block]
5.	Bilboes

5.1	Tribute Arrangement and Mining Agreement

On July 21, 2022 Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”) entered into a Tribute Arrangement, and related Mining Agreement with Bilboes Holdings (Private) Limited (“Bilboes Holdings”) to mine the oxide and transitional ore and will receive 100% of the revenue of the mining operations (“tribute agreement”). This tribute agreement is specific to the oxide and transitional ore mining operations of Bilboes Holdings which management estimates would result in the mining of 12,500-17,000 ounces of gold production in 2023 and 20 000 ounces of gold per annum thereafter for approximately 20 months. At the date of the tribute agreement Bilboes Holdings was on care and maintenance.

In terms of the tribute agreement, Bilboes Holdings granted CHZ the right to obtain a tribute over the oxide mining operations of Bilboes Holdings for the purpose of working the same and winning gold therefrom.

In terms of this right, CHZ shall operate the mine using a combination of Bilboes resources and their own, to develop and to extract ore and dispose of the products for CHZ’s account.

Subject to the stipulation in the tribute agreement, CHZ shall assume all responsibility in connection with the mining claims as if CHZ were the owner thereof. Bilboes Holdings shall remain the registered holder of the mining claims.

CHZ has the right to provide instructions over the scope of works for the oxide mining process in terms of the operational Plan and also has the right to terminate the tribute agreement. CHZ, therefore, has the ability to affect the variable returns of Bilboes Holdings and in essence to ensure its returns are in line with the expectation of recouping its “investment” (all funds provided) at a 25% internal rate of return.

CHZ has the ultimate decision making power and is deemed to control the oxide mine. On the effective date, August 1,2022, when the Ministry of Mines approval was received, control was obtained through contractual arrangement. The purchase price was zero, as there is no stated purchase.

The oxide mine does not have sufficient processes currently in place to govern the mining operations and will be reliant on CHZ to provide instructions on the mining operations to create the necessary outputs. The oxide mine was assessed as an asset acquisition and not a business combination in terms of IFRS 3 Business Combinations.

The directly attributable costs of bringing the oxide plant to the location and condition necessary for it to be capable of operating in the manner intended by CHZ was estimated at $872. Therefore, the property, plant and equipment was initially recognised and measured at $872 (refer to note 17) with a related payable recognised as this has not been paid by 31 December 2022 (refer to note 29).

CHZ paid for all Bilboes Holdings expenditure that was needed to be applied against its’ working capital liabilities of Bilboes Holdings in the period prior to the effective date of the tribute agreement. The above payments incurred will be set off against the consideration due under the Sale and Purchase Agreement described in note 5.2. A total amount of $877 was incurred for the above payment as at December 31, 2022 and included in Prepayments (refer to note 21).

As at December 31, 2022 a total amount of $830 for cost incurred by CHZ between the effective date ( August 1, 2022) and the commencement date of the oxide mining operations ( December 1, 2022) relating to administration and other general costs was included in Other expenses (refer to note 10). These costs were incurred to maintain the operational integrity of the oxide mine and do not relate to direct costs of bringing the oxide plant to the location and condition necessary for it to be capable of operating in the manner intended by CHZ. Included in Prepayments is an amount of $802 paid to suppliers after the commencement date of the oxide mining operations to re-start the oxide mining project (refer to note 21).

5.2	Acquisition of Bilboes Gold Limited (subsequent event)

Caledonia signed a conditional agreement (the “Sale and Purchase Agreement”) to purchase Bilboes Gold Limited (“Bilboes Gold”) on July 21, 2022. Bilboes Gold, through its subsidiary Bilboes Holdings, owns a high-grade gold deposit (“Bilboes Mine”) located in Zimbabwe. It was agreed that Caledonia would purchase Bilboes Gold Limited for a consideration to be settled by issue to the sellers of 5,123,044 new shares in Caledonia, comprising initial consideration shares, escrow consideration shares and deferred consideration shares (the latter being subject to adjustment in terms of a completion accounts mechanism (the “Completion Accounts”)). In addition to the shares, the agreement was also to grant a 1 percent net smelter royalty (“NSR”) on the Bilboes Mine’s revenues to one of the sellers Baker Steel Resources Trust Limited (“Baker Steel”), essentially instead of a number of shares that they would have been entitled to should they have agreed to accept all of their consideration in shares.

The acquisition of Bilboes Gold will be classified an asset acquisition and not a business combination in terms of IFRS 3 Business Combinations.

Upon completion of the transaction on January 6, 2023, the initial consideration shares were issued, in the amount of 4,425,797 common shares, to the three sellers of Bilboes Gold and the NSR agreement was signed. The value of the shares issued based on the last trading day's closing share price on NYSE American LLC before completion of US$12.82 per share resulted in a total value of the shares issued of $56.74 million on completion.

The escrow consideration shares consist of 441,095 common shares of Caledonia which will be issued to one of the sellers in settlement of a separate commercial arrangement between its subsidiary and the holding company of another seller, and upon receipt by the Company of a “share adjustment notice” instructing the issue of the shares. The share adjustment notice can only be issued once approval has been obtained from the Reserve Bank of Zimbabwe for such commercial arrangement. At the date these financial statements were signed no share adjustment notice had been issued. Once the share adjustment notice is received, Caledonia will allot and issue the escrow consideration shares as soon as reasonably practicable.

Deferred consideration shares consist of 256,152 common shares of Caledonia and will be issued to the sellers of Bilboes Gold within 5 business days of the date on which completion accounts are agreed at the issue price. The deferred consideration shares will be adjusted in accordance with any adjustments applied to take into account changes in the financial position of Bilboes Gold from signing the Sale and Purchase Agreement to completion. In the unlikely event that the consideration is increased, the total consideration shares are limited to a maximum of 5,497,293 shares.

If all of the deferred consideration shares are issued without adjustment, assuming that the escrow consideration shares are issued, the total value of the consideration shares at the date of completion would be US$65,677,424.

The deferred consideration shares will be adjusted as the working capital was adjusted from July 21, 2022 and January 6, 2023 excluding costs to maintain the operational integrity of Bilboes, provided that the maximum aggregate number of consideration shares to be issued under the Sale and Purchase Agreement does not exceed 5,497,293 shares.

In terms of the Sale and Purchase Agreement, Caledonia may also elect to reduce the number of deferred consideration shares by the amount that is payable by Bilboes Gold in respect of a settled claim, defined in the Sale and Purchase Agreement as a claim against Bilboes Gold, which is agreed to be resolved by arbitration or unconditionally withdrawn or abandoned as agreed between Caledonia and Bilboes Gold.

No escrow considerations shares or deferred consideration shares were issued at the date of signing of these consolidated financial statements.